SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
SEGMENT INFORMATION
NOTE 8:-	SEGMENT INFORMATION

Historically, the Company had two operating segments, which also represented its reportable segments. The Integrated Solutions Division (“Projects” segment) and Senstar Product division (“Products” segment). On June 30, 2021, the Projects segment was sold (see note 1b). Therefore, the results of the Company’s Projects segment were classified as discontinued operations in the Company’s consolidated statements of operations and thus excluded from both continuing operations and segment results for all periods presented. Accordingly, the Company now have one reportable segment with the change reflected in all periods presented.

Geographical information:

The following is a summary of revenues within geographic areas based on end customers’ location and long-lived assets:

1.	Revenues:

	Six months ended June 30,
	2023	2022

North America	$7,727	$6,496
Europe	5,320	5,134
APAC	1,236	3,716
South and Latin America	553	422
Israel	48	50
Others	2	91

	$14,886	$15,909

2.	Long-lived assets:

	June 30, 2023	December 31, 2022
	Unaudited

Israel	$119	$170
Europe	1,318	1,268
USA	1,774	1,764
Canada	11,381	11,375
Others	51	69

	$14,643	$14,646

Long-lived assets include operating lease right-of-use assets, property and equipment, net, intangible assets, net and goodwill.